Combined Statement of Members' Deficiency - KSix, LLC and Affiliate [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Beginning Balance	$ (442,938)	$ (546,285)
Conversion of debt to members' equity	314,500
Members' contributions	15,226	8,537
Net income	33,299	94,810
Ending Balance	$ (79,914)	$ (442,938)